Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Cost reimbursements from CWI consisted of the following:

	Years ended December 31,
	2014	2013	2012
Research and development	$3	$178	$160
General and administrative	1,548	1,351	2,621
Sales and marketing	4,935	4,725	3,683
	$6,486	$6,254	$6,464